Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Non-Controlling Interests
Non-Controlling Interests
The Corporation’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest as at Dec. 31, 2017
TransAlta Cogeneration L.P.	49.99% - Canadian Power Holdings Inc.
TransAlta Renewables	36% - Public shareholders
Kent Hills Wind LP(1)	17% - Natural Forces Technologies Inc.

(1) Owned by TransAlta Renewables.

TransAlta Cogeneration, L.P. (“TA Cogen”) operates a portfolio of cogeneration facilities in Canada and owns 50 per cent of a coal facility. TransAlta Renewables owns and operates a portfolio of renewable power generation facilities in Canada and owns economic interests in various other gas and renewable facilities of the Corporation.
Summarized financial information relating to subsidiaries with significant non-controlling interests is as follows:
A. TransAlta Renewables

The net earnings, distributions and equity attributable to non-controlling interests include the 17 per cent non-controlling interest in the 150 MW Kent Hills wind farm located in New Brunswick.
The South Hedland Power Station achieved commercial operation on July 28, 2017. On Aug. 1, 2017, the Corporation converted its 26.1 million Class B shares held in TransAlta Renewables into 26.4 million common shares of TransAlta Renewables. At that time, the Corporation’s equity participation percentage in TransAlta Renewables increased to 64 per cent from 59.8 per cent. The Class B shares were converted at a ratio greater than 1:1 because the construction and commissioning costs for the project were below the referenced costs agreed to with TransAlta Renewables.
As a result of the conversion of Class B shares and the transactions described in Note 4, the Corporation’s share of ownership and equity participation in TransAlta Renewables has fluctuated since its formation as follows:

Period	Ownership and voting rights percentage	Equity participation percentage
April 29, 2014 to May 6, 2015	70.3	70.3
May 7, 2015 to Nov. 25, 2015	76.1	72.8
Nov. 26, 2015 to Jan. 5, 2016	66.6	62.0
Jan. 6, 2016 to July 31, 2017	64.0	59.8
Aug. 1, 2017 and thereafter	64.0	64.0

Year ended Dec. 31	2017	2016	2015
Revenues	459	259	236
Net earnings	13	1	198
Total comprehensive income	(24)	40	204
Amounts attributable to the non-controlling interests:
Net earnings	11	2	63
Total comprehensive income	—	18	65
Distributions paid to non-controlling interests	85	83	43

As at Dec. 31	2017	2016
Current assets	145	109
Long-term assets	3,483	3,732
Current liabilities	(356)	(537)
Long-term liabilities	(1,075)	(1,237)
Total equity	(2,197)	(2,067)
Equity attributable to non-controlling interests	(812)	(851)
Non-controlling interests’ share (per cent)	36.0	40.2
B. TA Cogen

Year ended Dec. 31	2017	2016	2015
Results of operations
Revenues	175	274	288
Net earnings	61	211	61
Total comprehensive income	61	258	77
Amounts attributable to the non-controlling interest:
Net earnings	31	105	31
Total comprehensive income	31	128	38
Distributions paid to Canadian Power Holdings Inc.	87	68	56

As at Dec. 31	2017	2016
Current assets	193	171
Long-term assets	404	538
Current liabilities	(73)	(65)
Long-term liabilities	(26)	(35)
Total equity	(498)	(609)
Equity attributable to Canadian Power Holdings Inc.	(247)	(301)
Non-controlling interest share (per cent)	49.99	49.99